RIGHT OF USE ASSETS - Allocated to Rental Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE ASSETS, NET
Total rental expenses	¥ 7,621	¥ 7,621
Cost of Sales [Member]
RIGHT OF USE ASSETS, NET
Total rental expenses	1,326	1,481
General and Administrative Expense [Member]
RIGHT OF USE ASSETS, NET
Total rental expenses	1,508	1,588
Selling and Marketing Expense [Member]
RIGHT OF USE ASSETS, NET
Total rental expenses	¥ 4,787	¥ 4,552